CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Sep. 30, 2010		$ 5,773	$ 149,396,907	$ (151,341,303)	$ (1,598,030)
Balance (in shares) at Sep. 30, 2010		5,772,771
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued in settlement of convertible debentures and interest		97	409,900		409,997
Common stock issued in settlement of convertible debentures and interest (in shares)		96,793
Sale of common stock		1,754	4,733,246		4,735,000
Sale of common stock (in shares)		1,754,386
Fair value of warrants issued for services			217,971		217,971
Equity based compensation			502,082		502,802
Fair value of vested options issued to directors, officers and employees			1,485,068		1,485,068
Common stock issued in exchange for consulting services		15	64,985		65,000
Common stock issued in exchange for consulting services (in shares)		14,814			14,814
Common stock issued as officer compensation		250	877,250		877,500
Common stock issued as officer compensation (in shares)		250,000
Change in fair value of extended vested options			738,810		738,810
Beneficial conversion feature relating to convertible debentures			2,086,341		2,086,341
Net loss				(10,515,124)	(10,515,124)
Balance at Sep. 30, 2011		7,889	160,853,153	(161,856,427)	(995,385)
Balance (in shares) at Sep. 30, 2011		7,888,764			7,888,764
Balance at Oct. 01, 2011		7,889	160,853,153	(161,856,427)
Balance (in shares) at Oct. 01, 2011		7,888,764
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued in settlement of convertible debentures and interest		2,042	4,787,898		4,789,940
Common stock issued in settlement of convertible debentures and interest (in shares)		2,042,198			22,924,513
Sale of common stock		750	2,100,250		2,101,000
Sale of common stock (in shares)		749,392
Exercise of warrants and options cashlessly		89	(89)
Exercise of warrants and options cashlessly (in shares)		89,355
Fair value of warrants issued for services			58,238		58,238
Equity based compensation			1,953,844		1,953,844
Net loss				(7,150,712)	(7,150,712)
Balance at Sep. 30, 2012		10,770	169,753,294	(169,007,139)	756,925
Balance (in shares) at Sep. 30, 2012		10,769,709			10,769,709
Balance at Oct. 01, 2012		10,770	169,753,294	(169,007,139)
Balance (in shares) at Oct. 01, 2012		10,769,709
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Series A preferred stock	6		5,499,994		5,500,000
Sale of Series A preferred stock (in shares)	5,500
Sale of Series B preferred stock	6		5,234,994		5,235,000
Sale of Series B preferred stock (in shares)	5,500
Sale of common stock		359	1,437,787		1,438,146
Sale of common stock (in shares)		357,464
Common stock issued in conversion of Series A preferred stock	(6)	424	(418)
Common stock issued in conversion of Series A preferred stock (in shares)	(5,500)	424,383
Common stock issued in conversion of Series B preferred stock	(6)	705	(699)
Common stock issued in conversion of Series B preferred stock (in shares)	(5,500)	705,128
Exercise of warrants and options		25	151,475		151,500
Exercise of warrants and options (in shares)		25,417
Purchase and cancellation of issued warrants			(60,000)		(60,000)
Fair value of warrants issued for services			28,256		28,256
Reclassification of warrants upon exercise			7,326,553		7,326,553
Exercise of warrants cashlessly		749	(749)
Exercise of warrants cashlessly (in shares)		749,357
Equity based compensation			1,926,129		1,926,129
Exercise of options cashlessly		77	(77)
Exercise of options cashlessly (in shares)		77,325
Net loss				(17,686,472)	(17,686,472)
Balance at Sep. 30, 2013		$ 13,109	$ 191,296,539	$ (186,693,611)	$ 4,616,037
Balance (in shares) at Sep. 30, 2013		13,108,783			13,108,783